Operating segment information (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Gross operating revenue	R$ 6,997,877	R$ 6,088,808
Gross sales deductions	(437,631)	(390,439)
Net operating revenue	6,560,246	5,698,369
Costs selling general and administrative expenses	(4,914,170)	(4,326,864)
Income from operations before other operating expenses, net and equity accounting	1,646,076	1,371,505
Other operating income/(expenses), net	7,086	14,634
Equity accounting	8,893	6,334
Financial result, net	(338,195)	(259,528)
Income from operations before taxes	1,323,860	1,132,945
Depreciation and amortization	(773,785)	(657,145)
Sanitations [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenue	5,661,099	4,909,274
Gross sales deductions	(437,631)	(390,439)
Net operating revenue	5,223,468	4,518,835
Costs selling general and administrative expenses	(3,607,447)	(3,173,849)
Income from operations before other operating expenses, net and equity accounting	1,616,021	1,344,986
Depreciation and amortization	(773,785)	(657,145)
Reconciliations [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenue	1,336,778	1,179,534
Gross sales deductions
Net operating revenue	1,336,778	1,179,534
Costs selling general and administrative expenses	(1,306,723)	(1,153,015)
Income from operations before other operating expenses, net and equity accounting	R$ 30,055	R$ 26,519